RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25   RELATED PARTY TRANSACTIONS

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Company entered into the following material related party transactions.

In 2016, 2017 and 2018, the related parties of the Company are as follows:

Name of party	Relationship

William Wei Huang (Mr. Huang)	Director and CEO of the Company
STT GDC	Principal ordinary shareholder of the Company
Global Data Solutions Ltd.	Principal ordinary shareholder of the Company
SBCVC Holdings Limited (“SBCVC”)	Principal ordinary shareholder of the Company
CyrusOne Inc.	President and chief executive officer of CyrusOne Inc. is a member of board of director of the Company

(a)   Major transactions with related parties

		Years ended December 31,
		2016	2017	2018

Commission income
CyrusOne Inc.	(i)	—	—	140
Preference dividends
STT GDC	(ii)	223,225	—	—
SBCVC		109,665	—	—
Other non-principal preferred shareholders		10,406	—	—
		343,296	—	—

Repayment of a related party loan	(iii)	65,474	—	—

Convertible bonds from a related party	(iii)	327,580	—	—

Conversion of convertible bonds from a related party	(iii)	—	366,958	—

Interest expenses
STT GDC	(iii)	32,245	30,078	—

(b)   Balances with related parties

Except the commission receivable from CyrusOne of RMB140 as of December, 31, 2018, as of December 31, 2017 and 2018, the Company did not have any other significant balances with related parties.

Note (i):

During the year ended December 31, 2018, the Company successfully referred customers to CyrusOne Inc. and recognized RMB140 as commission income.  The uncollected amount due from CyrusOne Inc. was included in “Accounts Receivable” as of December 31, 2018.

Note (ii):

Upon completion of the IPO on November 7, 2016, the Company paid the preference dividend in an aggregate amount of US$50,812 (RMB343,296), of which US$11,449 (RMB76,502) was paid in cash and US$39,363 (RMB266,794) was paid by issuing an aggregate 31,490,164 ordinary shares to the holders of the preferred shares based on the initial public offering price of US$10.00 per ADS, or US$1.25 per ordinary share.

Note (iii):	During the year ended December 31, 2016, the Company repaid a loan of US$10,000 (RMB64,936) which was borrowed from STT GDC in 2015. The interest expenses on the loan amounted to US$397(RMB2,579).

On January 29, 2016, the Company received the second tranche of US$50,000 (RMB327,580) from STT GDC for subscription of Convertible Bonds due 2019, of which US$10,000 (RMB65,474) was used to settle the outstanding short-term loan of US$10,000 (RMB65,474).

During the years ended December 31, 2016 and 2017, the related interest expense arising from the Convertible Bonds due 2019 subscribed by STT GDC amounted to RMB32,245 and RMB30,078, respectively.

In November 2017, the Convertible Bonds due 2019 and the Accrued Interest thereon due to STT GDC were fully converted into 32,540,515 newly issued Class A ordinary shares at the conversion price of $1.675262. In addition, upon conversion, the accrued but unpaid Cash Interest due to STT GDC of RMB4,991 was relinquished.